SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 7,370	$ 10,717	$ 17,516	$ 19,918
Direct operating costs	(6,285)	(9,776)	(15,186)	(17,969)
General and administrative expenses	(228)	(211)	(472)	(389)
Equity accounted Company EBITDA	63	63	135	96
Company EBITDA attributable to others	(634)	(556)	(1,413)	(1,153)
Company EBITDA	286	237	580	503
Gain (loss) on acquisitions / dispositions, net	(4)	522	179	520
Other income (expenses), net	(19)	4	(19)	2
Interest income (expense), net	(353)	(313)	(717)	(497)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(22)	(10)	(36)	(15)
Current income taxes	(23)	(93)	(98)	(123)
Company FFO attributable to others (net of Company EBITDA attributable to others)	308	88	478	250
Company FFO	173	435	367	640
Depreciation and amortization expense	(533)	(441)	(1,071)	(752)
Impairment expense, net	(29)	(324)	(142)	(324)
Other income (expenses), net	168	(185)	(49)	(273)
Deferred income taxes	67	41	165	22
Non-cash items attributable to equity accounted investments	(23)	(30)	(90)	(51)
Non-cash items attributable to others	68	611	585	907
Net income (loss) attributable to unitholders	(109)	107	(235)	169
Equity accounted income (loss), net	18	23	9	30	$ 114
Interest of others in operating subsidiaries	258	(143)	350	(4)
Other income (expenses), net	149	(181)	(68)	(271)
Business services
Disclosure of operating segments [line items]
Revenues	4,053	7,345	10,582	14,280
Direct operating costs	(3,763)	(7,169)	(10,021)	(13,947)
General and administrative expenses	(80)	(67)	(171)	(134)
Equity accounted Company EBITDA	4	11	15	19
Company EBITDA attributable to others	(150)	(59)	(322)	(112)
Company EBITDA	64	61	83	106
Gain (loss) on acquisitions / dispositions, net	0	522	186	522
Other income (expenses), net	3	0	9	0
Interest income (expense), net	(52)	(38)	(110)	(58)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(2)	(2)	(4)	(3)
Current income taxes	(33)	(47)	(52)	(57)
Company FFO attributable to others (net of Company EBITDA attributable to others)	59	(154)	(31)	(136)
Company FFO	39	342	81	374
Depreciation and amortization expense	(103)	(58)	(213)	(115)
Infrastructure services
Disclosure of operating segments [line items]
Revenues	1,120	1,105	2,290	2,394
Direct operating costs	(791)	(838)	(1,599)	(1,730)
General and administrative expenses	(53)	(41)	(91)	(75)
Equity accounted Company EBITDA	42	35	77	56
Company EBITDA attributable to others	(170)	(173)	(373)	(422)
Company EBITDA	148	88	304	223
Gain (loss) on acquisitions / dispositions, net	0	0	0	0
Other income (expenses), net	(23)	4	(29)	0
Interest income (expense), net	(76)	(97)	(165)	(198)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(16)	(5)	(24)	(8)
Current income taxes	(4)	0	(6)	9
Company FFO attributable to others (net of Company EBITDA attributable to others)	58	64	111	130
Company FFO	87	54	191	156
Depreciation and amortization expense	(163)	(179)	(328)	(348)
Industrials
Disclosure of operating segments [line items]
Revenues	2,197	2,267	4,644	3,244
Direct operating costs	(1,728)	(1,767)	(3,561)	(2,288)
General and administrative expenses	(74)	(85)	(165)	(143)
Equity accounted Company EBITDA	17	17	43	21
Company EBITDA attributable to others	(314)	(324)	(718)	(619)
Company EBITDA	98	108	243	215
Gain (loss) on acquisitions / dispositions, net	(4)	0	(7)	(2)
Other income (expenses), net	1	0	1	2
Interest income (expense), net	(224)	(186)	(447)	(255)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(4)	(3)	(8)	(4)
Current income taxes	4	(51)	(61)	(85)
Company FFO attributable to others (net of Company EBITDA attributable to others)	191	178	398	256
Company FFO	62	46	119	127
Depreciation and amortization expense	(267)	(204)	(530)	(289)
Corporate and Other
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	(3)	(2)	(5)	(4)
General and administrative expenses	(21)	(18)	(45)	(37)
Equity accounted Company EBITDA	0	0	0	0
Company EBITDA attributable to others	0	0	0	0
Company EBITDA	(24)	(20)	(50)	(41)
Gain (loss) on acquisitions / dispositions, net	0	0	0	0
Other income (expenses), net	0	0	0	0
Interest income (expense), net	(1)	8	5	14
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0	0
Current income taxes	10	5	21	10
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0	0
Company FFO	(15)	(7)	(24)	(17)
Depreciation and amortization expense	$ 0	$ 0	$ 0	$ 0